Principal Accounting Policies - Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - Fair Value Measurements Recurring - Short-term Investments - CNY (¥)	Jun. 30, 2019	Dec. 31, 2018
Assets
Short-term investments—Wealth management products	¥ 184,088,800	¥ 115,436,080
Level 2
Assets
Short-term investments—Wealth management products	¥ 184,088,800	¥ 115,436,080